As filed with the Securities and Exchange             Registration No. 333-56297
Commission on August 17, 2005                         Registration No. 811-2513

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                       Post-Effective Amendment No. 32 To

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
       Variable Annuity Account B of ING Life Insurance and Annuity Company

                     ING Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 723-2239

--------------------------------------------------------------------------------

Linda E. Senker, Esq.                       James A. Shuchart, Esq.
ING                                         ING
1475 Dunwoody Drive                         1475 Dunwood Drive
West Chester, PA  19380-1478                West Chester, PA  19380-1478
(610) 425-4139                              (610) 425-3563

                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

     ______       immediately upon filing pursuant to paragraph (b) of Rule 485
     ___X__       on August 25, 2005  pursuant to paragraph (b) of Rule 485

                                  PART A

The Prospectus, dated April 29, 2005 is incorporated into Part A of this Post-Effective Amendment No. 32, to Registration Statement by reference to Post-Effective Amendment No. 31, to Registration Statement on Form N-4 (File No. 333-56297), as filed on April 20, 2005 and declared effective on April 29, 2005.


ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY


                         PROSPECTUS SUPPLEMENT
                          DATED AUGUST 25 2005

                           TO THE PROSPECTUS
                          DATED APRIL 29, 2005

                                  FOR

        DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS

                             ISSUED BY

               ING LIFE INSURANCE AND ANNUITY COMPANY

                      ("ING VARIABLE ANNUITY")


The information in this supplement updates and amends certain information contained in the prospectus dated April 29, 2005. You should read and keep this supplement along with the prospectus.

1. The following investment portfolios are added to the list of investment portfolios available under your Contract:

                     ING LifeStyle Aggressive Growth Portfolio
                     ING LifeStyle Growth Portfolio
                     ING LifeStyle Moderate Growth Portfolio
                     ING LifeStyle Moderate Portfolio

2. The last paragraph under the section of the prospectus entitled, "Fund Expenses", is hereby deleted and replaced with the following:

          Certain funds are designated as "Master-Feeder" or "LifeStyle" funds. Funds offered in a Master-Feeder structure (such as the ING American Funds) or fund of funds structure (such as the ING LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

3. The last paragraph on Page III-1 of Appendix III, "Description of Underlying Funds" is hereby deleted and replaced with the following:

          Certain funds are designated as "Master-Feeder" or "LifeStyle Funds." Funds offered in a Master-Feeder structure (such as the ING American Funds) or fund of funds structure (such as the ING LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and securities.



ILIAC - 137041                       1                                 08/25/05

4. Appendix III, "Description of Underlying Funds", is amended to add the following investment options:


      ------------------------------------------------------- ---------------------------------------------------------
      FUND NAME AND
      INVESTMENT ADVISER/SUBADVISER                           INVESTMENT OBJECTIVE
      ------------------------------------------------------- ---------------------------------------------------------
      -----------------------------------------------------------------------------------------------------------------
      ING INVESTORS TRUST

      ------------------------------------------------------- ---------------------------------------------------------

      ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO               Seeks growth of capital. Invests in a combination of
         (Class S1)                                           underlying funds according to a fixed formula that
                                                              over time should reflect an allocation of approximately
         INVESTMENT ADVISER: ING Investments, LLC             100% in equity securities.

      ------------------------------------------------------- ---------------------------------------------------------
      ------------------------------------------------------- ---------------------------------------------------------

      ING LIFESTYLE GROWTH PORTFOLIO (Class S1)               Seeks growth of capital and some current income.
                                                              Invests in a combination of underlying funds according
         INVESTMENT ADVISER: ING Investments, LLC             to a fixed formula that over time should reflect an
                                                              allocation of approximately 80% in equity securities and
                                                              20% in fixed income securities.

      ------------------------------------------------------- ---------------------------------------------------------
      ------------------------------------------------------- ---------------------------------------------------------

      ING LIFESTYLE MODERATE GROWTH PORTFOLIO (Class S1)      Seeks growth of capital and current income.  Invests in
                                                              a combination of underlying funds according to a fixed
         INVESTMENT ADVISER: ING Investments, LLC             formula that over time should reflect an allocation of
                                                              approximately 50% in equity securities and 50% in fixed
                                                              income securities.

      ------------------------------------------------------- ---------------------------------------------------------
      ------------------------------------------------------- ---------------------------------------------------------

      ING LIFESTYLE MODERATE PORTFOLIO (Class S1)             Seeks growth of capital and a low to moderate level of
                                                              current income.  Invests in a combination of underlying
         INVESTMENT ADVISER: ING Investments, LLC             funds according to a fixed formula that over time
                                                              should reflect an allocation of approximately 65% in
                                                              equity securities and 35% in fixed income securities.

      ------------------------------------------------------- ---------------------------------------------------------


THE FOLLOWING PORTFOLIOS ARE WITHIN THE CURRENT GROUP OF ING PORTFOLIOS INCLUDED IN ONE OR MORE OF THE ING LIFESTYLE PORTFOLIOS:


ING Alliance Mid Cap Growth Portfolio                           ING Salomon Brothers Investors Portfolio
ING JPMorgan Fleming International Portfolio                    ING T. Rowe Price Growth Equity Portfolio
ING JPMorgan Value Opportunities Portfolio                      ING Van Kampen Comstock Portfolio
ING Julius Baer Foreign Portfolio                               ING Van Kampen Real Estate Portfolio
ING Legg Mason Value Portfolio                                  ING VP High Yield Bond Portfolio
ING Liquid Assets Portfolio                                     ING VP Index Plus LargeCap Portfolio
ING PIMCO Core Bond Portfolio                                   ING VP Index Plus MidCap Portfolio
ING PIMCO High Yield Portfolio                                  ING VP Index Plus SmallCap Portfolio
ING Pioneer Mid Cap Value Portfolio                             ING VP Intermediate Bond Portfolio
ING Salomon Brothers Aggressive Growth Portfolio                ING VP Small Company Portfolio
ING Salomon Brothers All Cap Portfolio


ILIAC - 137041                       2                                 08/25/05

THE FOLLOWING PORTFOLIOS ARE THOSE WITHIN THE GROUP OF ING PORTFOLIOS THAT MAY BE INCLUDED IN ONE OR MORE OF THE ING LIFESTYLE PORTFOLIOS:


ING AIM Mid Cap Growth Portfolio                                ING PIMCO High Yield Portfolio
ING Alliance Mid Cap Growth Portfolio                           ING Pioneer Fund Portfolio
ING American Century Large Company Value Portfolio              ING Pioneer Mid Cap Value Portfolio
ING American Century Select Portfolio                           ING Salomon Brothers Aggressive Growth Portfolio
ING Capital Guardian Managed Global Portfolio                   ING Salomon Brothers All Cap Portfolio
ING Capital Guardian Small/Mid Cap Portfolio                    ING Salomon Brothers Investors Portfolio
ING Capital Guardian U.S. Equities Portfolio                    ING T. Rowe Price Capital Appreciation Portfolio
ING Evergreen Omega Portfolio                                   ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING FMRSM Diversified Mid Cap Portfolio                         ING T. Rowe Price Equity Income Portfolio
ING FMRSM Earnings Growth Portfolio                             ING T. Rowe Price Growth Equity Portfolio
ING Fundamental Research Portfolio                              ING UBS U.S. Large Cap Equity Portfolio
ING International Portfolio                                     ING Van Kampen Comstock Portfolio
ING Janus Contrarian Portfolio                                  ING Van Kampen Equity and Income Portfolio
ING JPMorgan Emerging Markets Equity Portfolio                  ING Van Kampen Equity Growth Portfolio
ING JPMorgan Fleming International Portfolio                    ING Van Kampen Global Franchise Portfolio
ING JPMorgan Mid Cap Value Portfolio                            ING Van Kampen Growth and Income Portfolio
ING JPMorgan Small Cap Equity Portfolio                         ING Van Kampen Real Estate Portfolio
ING JPMorgan Value Opportunities Portfolio                      ING VP Balanced Portfolio
ING Julius Baer Foreign Portfolio                               ING VP Growth and Income Portfolio
ING Legg Mason Value Portfolio                                  ING VP Growth Portfolio
ING Liquid Asset Portfolio                                      ING VP High Yield Bond Portfolio
ING Marsico Growth Portfolio                                    ING VP Index Plus LargeCap Portfolio
ING Marsico International Opportunities Portfolio               ING VP Index Plus MidCap Portfolio
ING Mercury Large Cap Growth Portfolio                          ING VP Index Plus SmallCap Portfolio
ING Mercury Large Cap Value Portfolio                           ING VP Intermediate Bond Portfolio
ING MFS Capital Opportunities Portfolio                         ING VP International Equity Portfolio
ING MFS Mid Cap Growth Portfolio                                ING VP MidCap Opportunities Portfolio
ING MFS Total Return Portfolio                                  ING VP Real Estate Portfolio
ING OpCap Balanced Value Portfolio                              ING VP Small Company Portfolio
ING Oppenheimer Global Portfolio                                ING VP SmallCap Opportunities Portfolio
ING Oppenheimer Main Street Portfolio(R)                          ING VP Value Opportunity Portfolio
ING Oppenheimer Strategic Income Portfolio                      ING Wells Fargo Mid Cap Disciplined Portfolio
ING PIMCO Core Bond Portfolio

ALL OF THE ABOVE PORTFOLIOS ARE SERVICE CLASS SHARES. THE PROSPECTUS FOR THE ING LIFESTYLE PORTFOLIOS CONTAINS INFORMATION ABOUT THE UNDERLYING PORTFOLIOS INCLUDED IN THE ING LIFESTYLE PORTFOLIOS.





ING LIFE INSURANCE AND ANNUITY COMPANY
ING Life Insurance and Annuity Company is a stock company domiciled in Connecticut.

ILIAC - 137041                       3                                 08/25/05

                                  PART B

The Statement of Additional Information, dated April 29, 2005 is incorporated into Part B of this Post-Effective Amendment No.32 by reference to Post-Effective Amendment No.31, to Registration Statement on Form N-4 (File No. 333-56297), as filed on April 20, 2005.

                           VARIABLE ANNUITY ACCOUNT B

                           PART C - OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

     (a)  Financial Statements:

          (1)  Incorporated by reference in Part A: Condensed Financial
               Information

          (2) Incorporated by reference in Part B:
              Financial Statements of Variable Annuity Account B:
              - Report of Independent Registered Public Accounting Firm
              - Statement of Assets and Liabilities as of December 31, 2004
              - Statement of Operations for the year ended December 31, 2004
              - Statement of Changes in Net Assets for the years ended
                December 31, 2004 and 2003
              - Notes to Financial Statements
              Consolidated Financial Statements of ING Life Insurance and Annuity Company:
              - Report of Independent Registered Public Accounting Firm
              - Consolidated Statements of Operations for the years ended
                December 31, 2004, 2003 and 2002
              - Consolidated Balance Sheets as of December 31, 2004 and 2003
              - Consolidated Statements of Changes in Shareholder's Equity for
                the years ended December 31, 2004, 2003 and 2002
              - Consolidated Statements of Cash Flows for the years ended
                December 31, 2004, 2003 (Restated) and 2002 (Restated)
              - Notes to Consolidated Financial Statements

     (b)  Exhibits

          (1) Resolution establishing Variable Annuity Account B o Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.

          (2)  Not applicable

          (3.1) Broker-Dealer Agreement o Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

          (3.2) Alternative Form of Wholesaling Agreement and Related Selling
               Agreement o Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

          (3.3) Broker-Dealer Agreement dated June 7, 2000 between Aetna Life
               Insurance and Annuity Company and Aetna Investment Services, Inc.
               (AISI) and Letter of Assignment to AISI o Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

          (3.4) Underwriting Agreement dated November 17, 2000 between Aetna
               Life Insurance and Annuity Company and Aetna Investment Services, LLC o Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

          (4.1) Variable Annuity Contract (GM-VA-98) o Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

          (4.2) Variable Annuity Contract Certificate (GMC-VA-98) o Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

          (4.3) Variable Annuity Contract (GM-VA-98(NY)) o Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 30, 2000.

          (4.4) Variable Annuity Contract Certificate (GMC-VA-98(NY)) o
               Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 30, 2000.

          (4.5) Endorsement (EVAGET98) to Variable Annuity Contract GM-VA-98 and
               Variable Annuity Contract Certificate GMC-VA-98 o Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on September 14, 1998.

          (4.6) Endorsement (EGET-99) to Variable Annuity Contract GM-VA-98 and
               Variable Annuity Contract Certificate GMC-VA-98 o Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

          (4.7) Endorsement (EVA-PB-00) to Variable Annuity Contract GM-VA-98 and Variable Annuity Contract Certificate GMC-VA-98 o Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-56297), as filed on May 8, 2000.

          (4.8) Endorsement (EVA-PB-00 (NY)) to Variable Annuity Contract
               GM-VA-98(NY) and Variable Annuity Contract Certificate GMC-VA-98(NY) o Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 13, 2000.

          (4.9) Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change
               o Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

          (5) Variable Annuity Contract Application (9.5.89-6(9/98)) o Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

          (6.1) Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) o Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

          (6.2) Amended and Restated By-Laws of ING Life Insurance and Annuity
               Company, effective January 1, 2005 o Incorporated by reference to the ING Life Insurance and Annuity Company quarterly report on Form10-Q as filed with the Securities and Exchange Commission on May 12, 2005 (File No. 033-23376, Accession No. 0001047469-05-014783).

          (7)  Not applicable

          (8.1) Fund Participation Agreement dated June 30, 1998 by and among
               AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company o Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

          (8.2) Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company o Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

          (8.3) First Amendment dated November 17, 2000 to Participation
               Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company o Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

          (8.4) Amendment dated July 12, 2002 to Participation Agreement dated as of June 30, 1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., Aetna Life Insurance Company and Annuity Company and Aetna Investment Services, LLC o Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

          (8.5) Service Agreement effective June 30, 1998 between Aetna Life
               Insurance and Annuity Company and AIM Advisors, Inc. o Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

          (8.6) First Amendment dated October 1, 2000 to the Service Agreement dated June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. o Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

          (8.7) Fund Participation Agreement dated March 1, 2000 between Aetna
               Life Insurance and Annuity Company and Alliance Capital o Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-87305), as filed on April 26, 2000.

          (8.8) Service Agreement dated March 1, 2000 between Aetna Life
               Insurance and Annuity Company and Alliance Capital o Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-87305), as filed on April 26, 2000.

          (8.9) Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. o Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

          (8.10) Amendment dated November 9, 1998 to Fund Participation
               Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. o Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

          (8.11) Second Amendment dated December 31, 1999 to Fund Participation
               Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. o Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

          (8.12) Third Amendment dated February 11, 2000 to Fund Participation
               Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. o Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

          (8.13) Fourth Amendment dated May 1, 2000 to Fund Participation
               Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. o Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

          (8.14) Fifth Amendment dated February 27, 2001 to Fund Participation
               Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. o Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

          (8.15) Sixth Amendment dated as of June 19, 2001 to Fund Participation
               Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000, May 1, 2000 and
               February 27, 2001 among Aetna Life Insurance and Annuity Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series o Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

          (8.16) Service Agreement dated as of May 1, 1998 between Aeltus
               Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series o Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

          (8.17) Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series o Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

          (8.18) Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series o Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

          (8.19) Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series o Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

          (8.20) Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11, 2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company o Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

          (8.21) Fund Participation Agreement dated May 1, 1999 between Aetna
               Life Insurance and Annuity Company, Brinson Series Trust (formerly Mitchell Hutchins Series Trust), and Brinson Advisors, Inc. (formerly Mitchell Hutchins Asset Management, Inc.) o Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 25, 1999.

          (8.22) Service Agreement dated May 1, 1999 between Brinson Advisors,
               Inc. (formerly Mitchell Hutchins Asset Management, Inc.) and Aetna Life Insurance and Annuity Company o Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 25, 1999.

          (8.23) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

          (8.24) Fifth Amendment dated as of May 1, 1997 to the Fund
               Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
               and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

          (8.25) Sixth Amendment dated November 6, 1997 to the Fund
               Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

          (8.26) Seventh Amendment dated as of May 1, 1998 to the Fund
               Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation o Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

          (8.27) Eighth Amendment dated December 1, 1999 to Fund Participation
               Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
               1996, May 1, 1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

          (8.28) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

          (8.29) Fifth Amendment dated as of May 1, 1997 to the Fund
               Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
               and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

          (8.30) Sixth Amendment dated as of January 20, 1998 to the Fund
               Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation o Incorporated by Reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

          (8.31) Seventh Amendment dated as of May 1, 1998 to the Fund
               Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation o Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

          (8.32) Eighth Amendment dated December 1, 1999 to Fund Participation
               Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
               1996, May 1, 1997, January 20, 1998 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

          (8.33) Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC o Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

          (8.34) Service Contract effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

          (8.35) Participation Agreement dated April 30, 2003 among ING Life
               Insurance and Annuity Company, The GCG Trust (renaming effective May 1, 2003) ING Investors Trust and Directed Services, Inc. o Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 33-23512), as filed on August 1, 2003.

          (8.36) Fund Participation Agreement dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997 among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company o Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

          (8.37) Fourth Amendment dated May 1, 1998 to the Fund Participation
               Agreement dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company o Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

          (8.38) Fifth Amendment dated May 1, 1998 to Fund Participation
               Agreement dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company o Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.

          (8.39) Fifth Amendment dated July 1, 1999 to Fund Participation
               Agreement dated April 30, 1996, and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company o Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.

          (8.40) Sixth Amendment dated November 17, 2000 to the Fund
               Participation Agreement dated April 30, 1996, as amended on September 3, 1996, March 14, 1997, November 28, 1997, May 1, 1998
               and July 1, 1999 between Aetna Life Insurance and Annuity Company, MFS Variable Insurance Trust and Massachusetts Financial Services Company o Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

          (8.41) Fund Participation Agreement dated March 11, 1997 between Aetna
               Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. o Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

          (8.42) First Amendment dated December 1, 1999 to Fund Participation
               Agreement dated March 11, 1997between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. o Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

          (8.43) Service Agreement effective as of March 11, 1997 between
               Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company o Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

          (8.44) Fund Participation Agreement dated as of May 1, 2001 among
               Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. o Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.

          (8.45) Amendment dated August 30, 2002 between ING Life Insurance and
               Annuity Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor to Fund Participation Agreement dated May 1, 2001 o Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

          (8.46) Administrative and Shareholder Services Agreement dated April
               1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity Company (Administrator for ING Variable Products Trust) o Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

          (8.47) Participation Agreement dated as of November 28, 2001 among
               Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC o Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

          (8.48) Amendment dated March 5, 2002 between Portfolio Partners, Inc.
               (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers,
               LLC) to Participation Agreement dated November 28, 2001 o Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

          (8.49) Amendment dated May 1, 2003 between ING Partners, INC., ING
               Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 o Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

          (8.50) Amendment dated November 1, 2004 to the Participation Agreement between ING Partners, INC., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 o Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 33-75962), as filed on December 17, 2004.

          (8.51) Form of Amendment dated [__________, 200_] to the Participation
               Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003 and November 1, 2004

          (8.52) Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company o Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

          (8.53) Amendment dated March 5, 2002 between Portfolio Partners, Inc.
               (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001 o Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

          (8.54) Amendment dated May 1, 2003 by and between ING Partners, Inc.
               and ING Life Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002 o Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

          (8.55) Amendment dated November 1, 2004 to the Shareholder Servicing
               Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003 o Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 33-75962), as filed on December 17, 2004.

          (8.56) Form of Amendment dated [_________, 200_] to the Shareholder
               Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 and November 1, 2004

          (9)  Opinion and Consent of Counsel

          (10) Consent of Independent Registered Public Accounting Firm

          (11) Not applicable

          (12) Not applicable

          (13.1) Powers of Attorney o Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company as filed with the Securities and Exchange Commission on July 20, 2005 (File No. 333-109860).

          (13.2) Authorization for Signatures o Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

Item 25.   Directors and Officers of the Depositor*

Name and Principal               Positions and Offices with

Business Address                 Depositor

Thomas J. McInerney(1)           Director and Chairman

Kathleen A. Murphy(2)            Director

Catherine H. Smith(2)            Director

Jacques de Vaucleroy(1)          Director and Senior Vice President

David A. Wheat(1)                Director, Senior Vice President and Chief
                                 Financial Officer

Brian D. Comer(2)                President

Sue Ann Collins(2)               Senior Vice President

Roger W. Fisher(1)               Senior Vice President and Chief Accounting
                                 Officer

Shaun P. Mathews(2)              Senior Vice President

Stephen J. Preston(3)            Senior Vice President and Treasurer

Harry N. Stout(3)                Senior Vice President

Boyd G. Combs(1)                 Senior Vice President, Tax

Randolph J. Dobo(4)              Vice President and Chief Actuary,
                                 ING Institutional Markets

Therese M. Squillacote(2)        Vice President and Compliance Officer

Dawn M. Peck(1)                  Vice President, Assistant Treasurer and
                                 Assistant Secretary

Paula Cludray-Engelke(5)         Secretary


 * These individuals may also be directors and/or officers of other affiliates of the Company.

1 The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2 The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3 The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
4 The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.
5 The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I (File No. 333-47527), as filed on April 7, 2005.

Item 27.   Number of Contract Owners

As of June 30, 2005, there were 102,235 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B of ING Life Insurance and Annuity Company.

Item 28.   Indemnification

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29.   Principal Underwriter

(a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act), (ii) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (iii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (v) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (ix) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)  The following are the directors and officers of the Principal Underwriter:

Name and Principal                    Positions and Offices with
Business Address                      Principal Underwriter

Ronald R. Barhorst                    Director and President
4225 Executive Square
La Jolla, California 92037

Brian D. Comer(1)                     Director and Senior Vice President

William L. Lowe(1)                    Director and Senior Vice President

Marie M. Augsberger(1)                Senior Vice President

Boyd G. Combs(2)                      Senior Vice President, Tax

William Jasien(3)                     Senior Vice President

Louis E. Bachetti                     Senior Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Susan J. Stamm(1)                     Chief Financial Officer

David Pendergrass(2)                  Vice President and Treasurer

awn M. Peck(2)                        Vice President, Assistant Treasurer and
                                      Assistant Secretary

Therese M. Squillacote(1)             Vice President and Chief Compliance
                                      Officer

Paula Cludray-Engelke(4)              Secretary


1 The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
2 The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
3 The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
4 The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(c) Compensation to Principal Underwriter during last fiscal year:



 (1)                   (2)                        (3)                   (4)                 (5)

 Name of               Net Underwriting           Compensation
 Principal             Discounts and              on Redemption         Brokerage
 Underwriter           Commissions                or Annuitization      Commissions         Compensation*

 ING Financial
 Advisers, LLC                                                                              $2,068,285.47



 * Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2004.

Item 30.   Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

Item 31.   Management Services

Not applicable

Item 32.   Undertakings

Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) during the Guarantee Period, to mail notices to current shareholders promptly after the happening of significant events related to the guarantee issued by ING Life Insurance and Annuity Company (the "Guarantee"). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a shareholder's right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ING Life Insurance and Annuity Company; or (iv) a reduction in the credit rating of ING Life Insurance and Annuity Company's long-term debt as issued by Standard & Poor's or Moody's Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

          During the Guarantee Period, the Registrant hereby undertakes to include in the prospectus which is a part of this registration statement on Form N-4, a space that an applicant can check to request the most recent annual and/or quarterly report of ING Life Insurance and Annuity Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No.333-56297) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Chester, Commonwealth of Pennsylvania, on the 17th day of August, 2005.

                                VARIABLE ANNUITY ACCOUNT B OF
                                ING LIFE INSURANCE AND ANNUITY COMPANY
                                    (Registrant)

                                By:  ING LIFE INSURANCE AND ANNUITY COMPANY
                                         (Depositor)

                                By:  Brian D. Comer*
                                     Brian D. Comer
                                     President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 32 to the Registration Statement on Form N-4 (File No. 333-56297.) has been signed by the following persons in the capacities and on the dates indicated.

Signature                 Title                             Date

Brian D. Comer*           President                         )
Brian D. Comer            (principal executive officer)     )
                                                            )
Thomas J. McInerney*      Director                          )   August 17, 2005
Thomas J. McInerney                                         )
                                                            )
Kathleen A. Murphy*       Director                          )
Kathleen A. Murphy                                          )
                                                            )
Catherine H. Smith*       Director                          )
Catherine H. Smith                                          )
                                                            )
Jacques de Vaucleroy*     Director                          )
Jacques de Vaucleroy                                        )
                                                            )
David A. Wheat*           Director and Chief Financial      )
David A. Wheat            Officer                           )

Roger Fisher*             Chief Accounting Officer          )
Roger Fisher                                                )

By:     /s/ Linda E. Senker
        Linda E. Senker
        Counsel of Registrant

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                           VARIABLE ANNUITY ACCOUNT B

                                  EXHIBIT INDEX

Exhibit No.    Exhibit

99-B.8.51      Form of Amendment dated [__________, 200_] to the
               Participation Agreement between ING Partners, Inc.,
               ING Life Insurance and Annuity Company and ING
               Financial Advisers, LLC dated as of November 28,
               2001 and subsequently amended on March 5, 2002,
               May 1, 2003 and November 1, 2004                          _______

99-B.56        Form of Amendment dated [_________, 200_] to the
               Shareholder Servicing Agreement (Service Class Shares)
               by and between ING Partners, Inc. and ING Life Insurance
               and Annuity Company dated November 27, 2001, and amended
               on March 5, 2002, May 1, 2003 and November 1, 2004        _______

99-B.9         Opinion and Consent of Counsel                            _______

99-B.10        Consent of Independent Registered Public Accounting
               Firm                                                      _______